CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 14, 2022	Dec. 31, 2021
Oil and natural gas sales		$ 4,841	$ 17,404	$ 15,765	$ 17,404		$ 15,904
Operating expenses:
Lease operating expenses		10,694	30,200	26,510	40,821		75,330
Production taxes		349	1,253	1,135	1,253		1,001
General and administrative		2,449,551	1,162,957	4,831,325	1,988,694		8,050,443
Depreciation, depletion and amortization							4,642
Total operating expenses		2,460,594	1,194,410	4,858,970	2,030,768		8,131,416
Operating loss							(8,115,512)
Other income (expense)
Interest expense			587,222		587,222		(212,201)
Gain (loss) on sale of assets							1,000
Gain on extinguishment of debt							77,477
Interest income			157	1	480		10,428
Total other income (expense)			(587,065)	1	(586,742)		(123,296)
Loss before income taxes		2,455,753	1,764,071	4,843,204	2,600,106		(8,238,808)
Provision for income taxes
Net income (loss)	$ 910,538	$ (2,455,753)	$ (1,764,071)	$ (4,843,204)	$ (2,600,106)		$ (8,238,808)
Loss per common share:
Basic and Diluted		$ (0.01)	$ (1,764,071)	$ (0.02)	$ (2,600,106)		$ (8,238,808)
Weighted average number of common shares outstanding:
Basic and Diluted		225,013,866	1	195,407,533	1		1
Interest expense			$ (587,222)		$ (587,222)		$ 212,201
Income (loss) before income taxes		$ (2,455,753)	$ (1,764,071)	$ (4,843,204)	$ (2,600,106)		8,238,808
Oil [Member]
Oil and natural gas sales							4,675
Natural Gas [Member]
Oil and natural gas sales							$ 11,229
Successor [Member]
Oil and natural gas sales	2,561
Operating expenses:
Lease operating expenses	5,826
Production taxes	229
General and administrative	907,045
Depreciation, depletion and amortization
Total operating expenses	913,100
Operating loss	(910,539)
Other income (expense)
Interest expense
Gain (loss) on sale of assets
Gain on extinguishment of debt
Interest income	1
Total other income (expense)	1
Loss before income taxes	(910,538)
Provision for income taxes
Net income (loss)	$ (910,538)
Loss per common share:
Basic and Diluted	$ (0.01)
Weighted average number of common shares outstanding:
Basic and Diluted	165,472,241
Interest expense
Income (loss) before income taxes	910,538
Successor [Member] | Oil [Member]
Oil and natural gas sales	1,276
Successor [Member] | Natural Gas [Member]
Oil and natural gas sales	$ 1,285
Predecessor [Member]
Oil and natural gas sales						$ 38,273
Operating expenses:
Lease operating expenses						68,488
Production taxes						2,755
General and administrative						7,905,860
Depreciation, depletion and amortization
Total operating expenses						7,977,103
Operating loss						(7,938,830)
Other income (expense)
Interest expense
Gain (loss) on sale of assets
Gain on extinguishment of debt
Interest income						495
Total other income (expense)						495
Loss before income taxes						(7,938,335)
Provision for income taxes
Net income (loss)						$ (7,938,335)
Loss per common share:
Basic and Diluted						$ (0.05)
Weighted average number of common shares outstanding:
Basic and Diluted						165,472,241
Interest expense
Income (loss) before income taxes						7,938,335
Predecessor [Member] | Oil [Member]
Oil and natural gas sales						16,796
Predecessor [Member] | Natural Gas [Member]
Oil and natural gas sales						$ 21,477